Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

September 13, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

The Phoenix Edge Series Fund
(Phoenix Growth and Income Series)
CIK 0000792359
(File No. 333-168471)

Ladies and Gentlemen:

          Pursuant to Rule 497 of the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the final form of the prospectus/proxy statement and Statement of Additional Information for The Phoenix Edge Series Fund (the “Fund”), relating to the acquisition of the assets of Phoenix Comstock Series and Phoenix Equity 500 Index Series, each a series of the Fund, by and in exchange for shares of Phoenix Growth and Income Series, a series of the Fund.

          Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton
John L. Chilton

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq